Pension plan - Group Personal Pension Plan (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
United Kingdom
Pension plan
Pension charge for the year	€ 4,519	€ 3,727
Contributions payable	152	353
USA
Pension plan
Pension charge for the year	€ 646	€ 530